SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Director fees	$ 91,928		$ 263,148
Management fees paid to a company controlled by a former director	1,751,478	767,376	3,462,650	1,503,905
Salaries	197,882	111,292	470,240	245,006
Salaries paid to the former owner of the Company	789,868	300,869	1,843,795	956,080
Share-based payments	627,063	505,702	1,932,309	1,145,141
Key management Transaction	1,102,540	758,545	3,134,113	1,800,144
CEO and Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	84,444	73,500	190,225	203,900
President and Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	56,223		143,191
Former Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	45,000	45,000	135,000	120,000
Former Owner [Member]
IfrsStatementLineItems [Line Items]
Salaries paid to the former owner of the Company		$ 23,051		$ 86,097